Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
Note M - Related Party Transactions
Certain directors, executive officers and companies with which they are affiliated were loan customers during 2025. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:
Total loans at January 1, 2025	$16,131
New loans	3
Repayments	(805)
Other changes	(162)
Total loans at December 31, 2025	$15,167

Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.
Deposits from principal officers, directors, and their affiliates at year-end 2025 and 2024 were $19,686 and $22,847, respectively. In addition, the Company had promissory notes outstanding with directors and their affiliates totaling $2,601 at year-end 2025 and $2,501 at year-end 2024. The interest rates ranged from 4.25% to 5.25%, with terms ranging from 8 to 14 months.